Intangible assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible assets
16.	Intangible assets

		Other intangibles assets
	Goodwill	License and software rights	Intangible in process	Total
Cost -
Balance at January 1, 2016	$20,380	$63,809	$17,681	$101,870
Additions	—	73	14,401	14,474
Disposals	—	(1,546)	—	(1,546)
Impairment loss	—	—	(5,931)	(5,931)
Reclassifications	—	11,813	(10,073)	1,740

Balance at December 31, 2016	20,380	74,149	16,078	110,607
Additions	—	1,783	16,898	18,681
Disposals	—	(4,891)	—	(4,891)
Reclassifications	—	3,642	(2,085)	1,557

Balance at December 31, 2017	20,380	74,683	30,891	125,954
Additions	—	2,711	27,471	30,182
Reclassifications	—	16,730	(16,730)	—

Balance at December 31, 2018	20,380	94,124	41,632	156,136
Amortization -
Balance at January 1, 2016	$—	$(32,444)	$—	$(32,444)
Amortization for the year	—	(10,207)	—	(10,207)
Disposals	—	1,546	—	1,546

Balance at December 31, 2016	—	(41,105)	—	(41,105)
Amortization for the year	—	(8,628)	—	(8,628)
Disposals	—	4,894	—	4,894

Balance at December 31, 2017	—	(44,839)	—	(44,839)
Amortization for the year	—	(10,129)	—	(10,129)

Balance at December 31, 2018	—	(54,968)	—	(54,968)
Carrying amounts -
At December 31, 2016	$20,380	$33,044	$16,078	$69,502

At December 31, 2017	$20,380	$29,844	$30,891	$81,115

At December 31, 2018	$20,380	$39,156	$41,632	$101,168

Goodwill

The Company performed its annual impairment test in September 2018 and 2107 and the recoverable amount was estimated at $5.2 billion (2017: $4.4 billion), an amount far in excess of the $20.4 million of goodwill recorded.

The cash flows beyond the five-year period are extrapolated using a 3.0% growth rate. It was concluded that no impairment charge is necessary since the estimated recoverable amount of the CGU exceed its carrying value by approximately 51%.

Key assumptions used in value in use calculations

The calculations of value in use of the CGU are sensitive to the following main assumptions:

•	Revenue – the Company calculated the projected passenger revenue based on the current beliefs, expectations, and projections about future events and financial trends affecting its business.

•

Cash flows – determination of the terminal value is based on the present value of the Company’s cash flows in perpetuity. When estimating the cash flows for use in the residual value calculation, it is essential to clearly define the normalized cash flows level, the appropriate discount rate for the degree of risk inherent in that return stream, and a constant future growth rate for the related cash flows. To estimate the value, the Gordon Growth Model was used.

•

Discount rates – The selected pre-tax rate of 13.5% represents the current market assessment of the risks specific to the CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Company and its operating segment and is derived from its pre-tax weighted average cost of capital (WACC). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Company’s investors. The cost of debt is based on the interest-bearing borrowings the Company is obliged to service. Segment-specific risk is incorporated by applying individual beta factors. The beta factors are evaluated annually based on publicly available market data.

Sensitivity to changes in assumptions

•	The Company estimated that a reduction to 12.5% or an increase to 14.5% in the discount rate would not cause the carrying amounts to exceed the recoverable amount.

Other intangible assets

Intangible assets in process

Intangible assets in process as of December 31, 2018 and 2017 mainly comprise improvements to the tickets reservation system, and other operational system.

During 2018, the Company capitalized a $16.7 million of a new internet booking engine, renew aircraft maintenance systems and other programs.

During 2016, the Company evaluated the recoverability of the development cost generated in a project in process related to some systems; as a result of this evaluation, the Company recognized an impairment of $5.9 million of incurred cost that will no longer generate probable future economic benefits.

During 2016, the Company capitalized an $11.8 million of a new operating and administrative systems and other program for ConnectMiles.